UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Loomis Sayles Small-Cap Value Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                    LOOMIS SAYLES
                                                                                      SMALL-CAP
                                                                                        VALUE
                                                                                      PORTFOLIO
                                                                                  -------------------
                                                                                  -------------------
ASSETS:
     Investments in securities, market value  (1)                               $        129,401,857
     Cash                                                                                     71,417
     Dividends receivable                                                                    137,625
     Receivable for investments sold                                                         842,985
                                                                                  -------------------
                                                                                  -------------------

     Total assets                                                                        130,453,884
                                                                                  -------------------
                                                                                  -------------------

LIABILITIES:

     Due to investment adviser                                                               119,745
     Payable for investments purchased                                                       988,319
                                                                                  -------------------
                                                                                  -------------------

     Total liabilities                                                                     1,108,064
                                                                                  -------------------
                                                                                  -------------------

NET ASSETS                                                                      $        129,345,820
                                                                                  ===================
                                                                                  ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                              $            822,954
     Additional paid-in capital                                                          123,296,334
     Net unrealized appreciation on investments                                           13,891,890
     Undistributed net investment income                                                      73,189
     Accumulated net realized loss on investments                                         (8,738,547)
                                                                                  -------------------
                                                                                  -------------------

NET ASSETS                                                                      $        129,345,820
                                                                                  ===================
                                                                                  ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                           $              15.72
                                                                                  ===================
                                                                                  ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          200,000,000
     Outstanding                                                                           8,229,541

(1)  Cost of investments in securities:                                         $        115,509,967

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                    LOOMIS SAYLES
                                                                                      SMALL-CAP
                                                                                        VALUE
                                                                                      PORTFOLIO
                                                                                  -------------------
                                                                                  -------------------

INVESTMENT INCOME:
    Interest                                                                    $             20,487
    Income from securities lending                                                             1,773
    Dividends                                                                                751,136
                                                                                  -------------------
                                                                                  -------------------

    Total income                                                                             773,396
                                                                                  -------------------
                                                                                  -------------------

EXPENSES:

    Audit fees                                                                                 7,724
    Bank and custodial fees                                                                   15,878
    Investment administration                                                                 39,518
    Management fees                                                                          584,945
    Other expenses                                                                             8,715
                                                                                  -------------------
                                                                                  -------------------

    Total expenses                                                                           656,780

    Less amount reimbursed by investment adviser                                                 462
                                                                                  -------------------
                                                                                  -------------------

    Net expenses                                                                             656,318
                                                                                  -------------------
                                                                                  -------------------

NET INVESTMENT INCOME                                                                        117,078
                                                                                  -------------------
                                                                                  -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                                                         133,134
    Change in net unrealized appreciation on investments                                  13,676,217
                                                                                  -------------------
                                                                                  -------------------

    Net realized and unrealized gain on investments                                       13,809,351
                                                                                  -------------------
                                                                                  -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $         13,926,429
                                                                                  ===================
                                                                                  ===================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                               LOOMIS SAYLES
                                                                              SMALL-CAP VALUE
                                                                                 PORTFOLIO
                                                                         ----------------------------
                                                                        ----------------------------
                                                                           2003            2002
                                                                        ------------   -------------
                                                                        ----------------------------
                                                                          UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                             $     117,078  $      673,962
    Net realized gain (loss) on investments                                 133,134      (8,327,228)
    Change in net unrealized appreciation (depreciation) on investments  13,676,217     (26,353,183)
                                                                        ------------   -------------
                                                                        ------------   -------------

    Net increase (decrease) in net assets resulting from operations      13,926,429     (34,006,449)
                                                                        ------------   -------------
                                                                        ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                              (43,889)       (670,510)
    From net realized gains                                                              (5,798,476)
                                                                        ------------   -------------
                                                                        ------------   -------------

    Total distributions                                                     (43,889)     (6,468,986)
                                                                        ------------   -------------
                                                                        ------------   -------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                    25,812,549      91,003,152
    Reinvestment of distributions                                            43,889       6,468,986
    Redemptions of shares                                               (33,532,737)   (160,353,212)
                                                                        ------------   -------------
                                                                        ------------   -------------

    Net decrease in net assets resulting from share transactions         (7,676,299)    (62,881,074)
                                                                        ------------   -------------
                                                                        ------------   -------------

    Total increase (decrease) in net assets                               6,206,241    (103,356,509)

NET ASSETS:
    Beginning of period                                                 123,139,579     226,496,088
                                                                        ------------   -------------
                                                                        ------------   -------------

    End of period  (1)                                                $ 129,345,820  $  123,139,579
                                                                        ============   =============
                                                                        ============   =============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                                  1,820,095       5,453,520
    Issued in reinvestment of distributions                                   2,822         449,658
    Redeemed                                                             (2,378,713)    (10,392,511)
                                                                        ------------   -------------
                                                                        ------------   -------------

    Net decrease                                                           (555,796)     (4,489,333)
                                                                        ============   =============
                                                                        ============   =============

(1) Including undistributed net investment income                     $      73,189  $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended                 Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Period $  14.02 $    17.06 $    15.96 $    13.35 $    14.48  $    15.32

Income from Investment Operations

Net investment income                    0.02       0.03       0.08       0.11       0.08        0.14
Net realized and unrealized gain (loss)  1.69      (2.98)      2.15       3.03      (0.22)      (0.50)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                1.71      (2.95)      2.23       3.14      (0.14)      (0.36)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.01)     (0.03)     (0.08)     (0.11)     (0.08)      (0.14)
From net realized gains                            (0.06)     (1.05)     (0.42)     (0.91)      (0.34)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.01)     (0.09)     (1.13)     (0.53)     (0.99)      (0.48)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     15.72 $    14.02 $    17.06 $    15.96 $    13.35  $    14.48
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                           12.16% o  (14.49%)    14.36%     23.74%     (0.43%)     (2.28%)

Net Assets, End of Period ($000)  $   129,346 $  123,140 $  226,496 $  170,239 $   93,088  $  127,807

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement              1.12% *    1.09%      1.11%      1.16%      1.15%       1.11%
    - After Reimbursement #             1.12% *    1.08%      1.10%      1.16%      1.14%       1.11%

Ratio of Net Investment Income to
    Average Net Assets:

    - Before Reimbursement              0.20% *    0.32%      0.48%      0.87%      0.52%       0.81%
    - After Reimbursement #             0.20% *    0.33%      0.49%      0.87%      0.53%       0.81%

Portfolio Turnover Rate                34.92% o   89.28%     97.49%    122.31%    105.57%     149.12%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $40,379,636 and $50,574,115, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $116,084,729. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $16,262,395 and gross depreciation of securities in which there was an excess of tax cost over value of $2,945,267, resulting in net appreciation of $13,317,128.

5.

 SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of June 30, 2003.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $7,392,983, which expires in the year 2010. The Portfolio also had current year deferred post-October capital losses of $767,262.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Loomis Sayles Small-Cap Value Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.27%
     52,200 Aeroflex Inc*                                                404,028
     28,000 Cubic Corp                                                   622,160
     24,100 United Defense Industries Inc*                               625,154
                                                                      $1,651,342

AGRICULTURE --- 0.58%

     15,300 Scotts Co Class A*                                           757,350
                                                                        $757,350

AUTO PARTS & EQUIPMENT --- 0.93%
     47,000 Cooper Tire & Rubber Co                                      826,730
      8,300 Lear Corp*                                                   381,966
                                                                      $1,208,696

BANKS --- 4.56%

     55,200 Boston Private Financial Holdings Inc                      1,163,616
     48,818 CVB Financial Corp                                           952,927
     28,600 East West Bancorp Inc                                      1,033,604
     37,325 First Midwest Bancorp Inc                                  1,075,333
     13,000 Independent Bank Corp*                                       333,970
     17,200 MAF Bancorp Inc                                              637,604
     53,900 Sterling Bancshares Inc                                      705,012
                                                                      $5,902,066

BROADCAST/MEDIA --- 1.13%

     95,000 Regent Communications Inc*                                   560,500
     46,300 Saga Communications Inc Class A*                             900,535
                                                                      $1,461,035

BUILDING MATERIALS --- 1.55%
     49,600 ElkCorp                                                    1,116,000
     69,150 Lennox International Inc                                     889,961
                                                                      $2,005,961

CHEMICALS --- 2.90%

     51,800 Ferro Corp                                                 1,167,054
     21,900 Imation Corp                                                 828,258
     28,300 Olin Corp                                                    483,930
     42,850 Spartech Corp                                                908,849
      8,500 Valspar Corp                                                 358,870
                                                                      $3,746,961

COMMUNICATIONS - EQUIPMENT --- 0.93%
     84,300 Andrew Corp*                                                 775,560
     44,400 CommScope Inc*                                               421,800
                                                                      $1,197,360

COMPUTER HARDWARE & SYSTEMS --- 0.99%
     37,500 FEI Co*                                                      703,500
     76,900 Maxtor Corp*                                                 577,519
                                                                      $1,281,019

COMPUTER SOFTWARE & SERVICES --- 4.94%
     21,500 Anteon International Corp*                                   600,065
     36,500 Ascential Software Corp*                                     600,060
     39,100 Autodesk Inc                                                 631,856
     37,100 Concord Communications Inc*                                  509,383
     31,500 FileNET Corp*                                                568,764
     13,400 Hyperion Solutions Corp*                                     452,384
     26,700 NDCHealth Corp                                               489,945
     58,600 NetIQ Corp*                                                  905,956
    165,900 Parametric Technology Corp*                                  505,995
     22,700 RADWARE Ltd*                                                 388,851
     20,200 Take-Two Interactive Software Inc*                           572,468
     17,000 Ulticom Inc*                                                 161,500
                                                                      $6,387,227

CONGLOMERATES --- 0.88%

     43,000 ALLETE Inc                                                 1,141,650
                                                                      $1,141,650

DISTRIBUTORS --- 1.23%

     27,850 Hughes Supply Inc                                            966,395
     23,500 ScanSource Inc*                                              628,625
                                                                      $1,595,020

ELECTRIC COMPANIES --- 1.06%
     25,400 Black Hills Corp                                             779,780
     25,300 Texas Genco Holdings Inc                                     588,225
                                                                      $1,368,005

ELECTRONIC INSTRUMENT & EQUIP --- 4.83%
     56,825 American Power Conversion Corp*                              885,902
     29,300 Ametek Inc                                                 1,073,845
     32,400 C&D Technologies Inc                                         465,264
     12,100 Global Imaging Systems Inc*                                  280,236
      9,000 Harman International Industries Inc                          712,260
     24,700 Planar Systems Inc*                                          483,132
     24,900 Tech Data Corp*                                              665,079
     26,700 Technitrol Inc*                                              401,835
     37,000 Varian Inc*                                                1,282,790
                                                                      $6,250,343

ELECTRONICS - SEMICONDUCTOR --- 2.52%
     24,500 Actel Corp*                                                  502,250
     49,400 DSP Group Inc*                                             1,063,582
     16,000 Integrated Circuit Systems Inc*                              502,880
     40,700 Semtech Corp*                                                579,568
     20,400 Varian Semiconductor Equipment Associates Inc*               607,104
                                                                      $3,255,384

FINANCIAL SERVICES --- 4.28%
     52,400 BankUnited Financial Corp*                                 1,055,860
     20,150 Downey Financial Corp                                        832,195
    107,800 Gold Banc Corp Inc                                         1,132,978
     29,200 Independence Community Bank Corp                             824,024
     28,200 MacErich Co                                                  990,666
     37,100 Umpqua Holdings Corp                                         704,529
                                                                      $5,540,252

FOOD & BEVERAGES --- 1.92%
     16,013 Flowers Foods Inc                                            316,407
     58,800 Hain Celestial Group Inc*                                    940,212
     58,400 Interstate Bakeries Corp                                     741,680
     19,700 Ralcorp Holdings Inc*                                        491,712
                                                                      $2,490,011

GOLD, METALS & MINING --- 0.23%
      9,900 Quanex Corp                                                  294,228
                                                                        $294,228

HEALTH CARE RELATED --- 1.09%
     21,600 Omnicare Inc                                                 729,864
     19,450 Renal Care Group Inc*                                        684,835
                                                                      $1,414,699

HOMEBUILDING --- 0.48%

     18,800 Standard Pacific Corp                                        623,408
                                                                        $623,408

HOTELS/MOTELS --- 0.90%

     49,700 Fairmont Hotels & Resorts Inc                              1,162,980
                                                                      $1,162,980

HOUSEHOLD GOODS --- 1.63%
     17,550 Blyth Industries Inc                                         477,360
     62,575 Furniture Brands International Inc*                        1,633,208
                                                                      $2,110,568

INSURANCE RELATED --- 5.55%
     39,400 AmerUs Group Co                                            1,110,686
     45,300 American Financial Group Inc                               1,032,840
     13,700 Delphi Financial Group Inc Class A                           641,160
     34,600 Endurance Specialty Holdings Ltd                           1,032,810
     51,300 PMA Capital Corp                                             644,841
     32,800 Platinum Underwriters Holdings Ltd                           890,192
      8,800 ProAssurance Corp*                                           237,512
     23,400 Protective Life Corp                                         625,950
     29,300 RLI Corp                                                     963,970
                                                                      $7,179,961

INVESTMENT BANK/BROKERAGE FIRM --- 2.44%
     19,650 Affiliated Managers Group Inc*                             1,197,668
     20,150 CBL & Associated Properties Inc                              866,450
     21,055 FNB Corp                                                     637,124
     34,017 Republic Bancorp Inc                                         456,508
                                                                      $3,157,750

LEISURE & ENTERTAINMENT --- 1.09%
     53,490 Dover Downs Entertainment Inc                                494,783
     59,800 Monaco Coach Corp*                                           916,734
                                                                      $1,411,517

MACHINERY --- 5.12%

     32,300 Barnes Group Inc                                             702,848
     29,200 CLARCOR Inc                                                1,125,660
     35,600 Gardner Denver Inc*                                          728,376
     25,100 IDEX Corp                                                    909,624
     26,750 Mueller Industries Inc*                                      725,193
     25,900 Reliance Steel & Aluminum Co                                 536,130
     47,700 Robbins & Myers Inc                                          882,450
     64,600 Stewart & Stevenson Services Inc                           1,017,450
                                                                      $6,627,731

MANUFACTURING --- 1.15%

     31,450 Actuant Corp Class A*                                      1,488,214
                                                                      $1,488,214

MEDICAL PRODUCTS --- 1.61%
     51,400 Sybron Dental Specialties Inc*                             1,213,040
     14,900 Ventana  Medical Systems Inc*                                404,982
     22,200 Viasys Healthcare Inc*                                       459,540
                                                                      $2,077,562

OIL & GAS --- 3.68%
     27,700 Atwood Oceanics Inc*                                         752,055
     19,400 Evergreen Resources Inc*                                   1,053,614
    225,700 Grey Wolf Inc*                                               911,828
     29,200 Hydril Co*                                                   795,700
     23,000 Patina Oil & Gas Corp                                        739,450
     17,300 TETRA Technologies Inc*                                      512,945
                                                                      $4,765,592

PAPER & FOREST PRODUCTS --- 0.78%
     11,775 Boise Cascade Corp                                           281,423
     42,575 Rock-Tenn Co Class A                                         721,646
                                                                      $1,003,069

PHARMACEUTICALS --- 3.08%

     43,300 CIMA Labs Inc*                                             1,164,337
     12,300 Medicis Pharmaceutical Corp Class A*                         697,410
    135,750 Perrigo Co                                                 2,123,130
                                                                      $3,984,877

PHOTOGRAPHY/IMAGING --- 0.67%

     97,625 IKON Office Solutions Inc                                    868,863
                                                                        $868,863

POLLUTION CONTROL --- 0.80%
     29,550 Waste Connections Inc*                                     1,035,728
                                                                      $1,035,728

PRINTING & PUBLISHING --- 2.35%
     29,950 Belo Corp Class A                                            669,682
     64,550 John Wiley & Sons Inc Class A                              1,691,210
     22,800 Scholastic Corp*                                             678,984
                                                                      $3,039,876

RAILROADS --- 0.82%

     51,850 Genesee & Wyoming Inc*                                     1,066,555
                                                                      $1,066,555

REAL ESTATE --- 3.69%
     15,400 American Financial Realty Trust REIT                         229,614
     43,300 Bedford Property Investors Inc REIT                        1,229,720
     55,500 Corporate Office Properties Trust REIT                       939,615
     40,500 Hertiage Property Investment Trust REIT                    1,096,740
     24,300 LaSalle Hote Properties REIT                                 359,154
     26,500 Liberty Property Trust REIT                                  916,900
                                                                      $4,771,743

RESTAURANTS --- 2.08%

     14,500 Applebee's International Inc                                 455,735
     41,900 CEC Entertainment Inc*                                     1,547,367
     45,000 Steak N Shake Co*                                            686,250
                                                                      $2,689,352

RETAIL --- 3.04%

     23,800 AnnTaylor Stores Corp*                                       689,010
     36,800 BJ's Wholesale Club Inc*                                     552,973
     23,700 FTD Inc*                                                     478,266
     53,400 Genesco Inc*                                                 945,180
     30,300 Men's Wearhouse Inc*                                         662,055
     21,100 School Specialty Inc*                                        600,506
                                                                      $3,927,990

SAVINGS & LOANS --- 2.80%
     53,000 BankAtlantic Bancorp Inc Class B*                            630,170
    109,575 First Niagara Financial Group Inc                          1,529,667
     76,800 Provident Financial Services Inc                           1,463,040
                                                                      $3,622,877

SPECIALIZED SERVICES --- 7.21%
     44,400 ADVO Inc*                                                  1,971,360
     25,000 Arbitron Inc*                                                892,500
     23,500 Harte-Hanks Inc                                              446,500
     27,600 Kelly Services Inc Class A                                   647,220
     37,200 NCO Group Inc*                                               666,252
     80,250 Navigant Consulting Inc*                                     950,963
     40,650 Pegasus Solutions Inc*                                       660,563
     61,050 RH Donnelley Corp*                                         2,226,487
     39,050 Viad Corp                                                    874,330
                                                                      $9,336,175

TELEPHONE & TELECOMMUNICATIONS --- 1.31%
     24,100 Commonwealth Telephone Enterprises Inc*                    1,059,677
     56,350 Tekelec*                                                     636,755
                                                                      $1,696,432

TEXTILES --- 0.55%

     18,400 Fossil Inc*                                                  433,504
     10,100 OshKosh B'Gosh Inc Class A                                   272,700
                                                                        $706,204

TRANSPORTATION --- 1.20%

     10,900 Landstar System Inc*                                         685,065
     37,350 Yellow Corp*                                                 864,653
                                                                      $1,549,718

UTILITIES --- 2.87%

     44,100 AGL Resources Inc                                          1,121,904
     14,700 Energen Corp                                                 489,510
     32,400 New Jersey Resources Corp                                  1,150,200
     27,200 Southern Union Co*                                           460,768
     19,700 Vectren Corp                                                 493,485
                                                                      $3,715,867

WATER --- 1.24%

     25,400 American States Water Co                                     693,420
     37,500 Philadelphia Suburban Corp                                   914,250
                                                                      $1,607,670

TOTAL COMMON STOCK --- 95.96%                                       $124,176,888
(Cost $110,284,998)

SHORT-TERM INVESTMENTS

    285,000 Fannie Mae                                                   284,993
               0.940%, July 2, 2003
  3,990,000 Fannie Mae                                                 3,990,000
               0.790%, July 1, 2003
    950,000 Federal Home Loan Bank                                       949,976
               0.920%, July 2,
2003

TOTAL SHORT-TERM INVESTMENTS --- 4.04%                                $5,224,969
(Cost $5,224,969)

TOTAL LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%              $129,401,857
(Cost $115,509,967)

Legend

REIT - Real Estate Investment Trust
* Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003